Schwab Funds®

211 Main Street

San Francisco, CA 94105

September 5, 2014

VIA EDGAR

Securities and Exchange Commission

100 F Street, N.E.

Washington, D.C. 20549

Re:	Schwab Capital Trust (the “Trust”)
File Nos. 33-62470 and 811-7704

Schwab Fundamental Global Real Estate Index Fund

Dear Sir or Madam:

Pursuant to Rule 497(j) under the Securities Act of 1933, as amended, please accept this letter as certification that the Prospectus and Statement of Additional Information, dated September 3, 2014, for the above-referenced fund does not differ from that contained in the Trust’s Post-Effective Amendment No. 137, filed electronically on August 29, 2014.

Sincerely,

/s/ Robin R. Nesbitt

Robin R. Nesbitt

Director and Corporate Counsel

Charles Schwab Investment Management, Inc.